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GENERAL SECURITIES
INCORPORATED

[LOGO]

FOCUS ON

QUALITY
MANAGEMENT
SYSTEMS


SEMI-ANNUAL REPORT MAY 31, 2002

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TO THE SHAREHOLDERS OF

                               GENERAL SECURITIES
                                  INCORPORATED

The past six months have seen further declines in the broad market indices with the S&P 500 down 6.4% and your fund down 6.2% for the period ended May 31, 2002. The aftermath of September 11, combined with the unfolding financial misdeeds at some of the largest corporations in the world, have made for one of the most difficult markets in many years. In spite of these difficulties, we believe now is not the time to sell out of the market but rather it is a time to take advantage of opportunities the market downdraft has created. To accomplish this we began implementing the strategy we discussed in our last letter of diversifying your portfolio into a larger number of companies representing a broad cross section of industries. We limited new investments to those companies within the S&P 500 which had composite quality scores (CQS's) high enough to also be included in the Q-100(SM)Index, a large quality index which Robinson Capital Management has maintained since September 1998.

When we first established the Q-100(SM)Index we intended to use it to evaluate the performance of a diversified portfolio of large companies from the S&P 500 with high CQS' relative to their peers. In addition, it provided us with an internal benchmark against which we could evaluate modifications to our quality scoring criteria. After analyzing several years of performance data in both rising and falling markets we concluded we could better serve you by focusing your fund's investments on companies in the Q-100(SM). In June of this year, we completed rescoring companies in the S&P 500 and have made changes to the Q-100(SM)Index which may lead to several more purchases and sales in your fund's portfolio in the coming weeks. When we complete the implementation phase of this process your portfolio will best be described as a large-capitalization (large-cap) core or blended fund. I would recommend taking some time to look at the holdings in your fund to get a feel for the type of companies that have been added since our last letter.

It is our belief that now is not a time to abandon our country's best companies; the vast majority of which have employees and senior management that work diligently every day to bring us the goods and services we use. The market reaction to a few bad apples has led to what appear to be compelling values. We believe the type of portfolio we are creating for your fund is a good way to take advantage of these opportunities. If you can look past the current troubles in the market, we think you will see some very bright prospects and a solid reason to stay the course.

Thanks for your continued support during these difficult times.


Mark Billeadeau
Senior Portfolio Manager

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                      STATEMENT OF NET ASSETS MAY 31, 2002
                                     ASSETS
                                  (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                         SHARES       VALUE (a)
                                                        ---------  -------------
INVESTMENT SECURITIES (percentages represent value of
investments compared to total net assets):
    COMMON STOCKS (91.03%):
        Aerospace/Defense (5.99%):
           Honeywell, Inc. (b)                              1,800  $      70,020
           Lockheed Martin Corp.                           15,000        930,750
           Remec, Inc.                                     70,000        516,600
                                                                   -------------
                                                                       1,517,370
                                                                   -------------
        Air Freight & Couriers (.14%):
           Fedex Corp. (b)                                    600         32,370
                                                                   -------------
        Auto Parts - Original Equipment (2.78%):
           Dana Corp. (d)                                  15,000        319,800
           Tower Automotive (d)                            30,000        385,500
                                                                   -------------
                                                                         705,300
                                                                   -------------
        Automobiles (.56%):
           Ford Motor Co. (b)                               3,200         56,480
           General Motors Corp. (b)                         1,300         80,795
                                                                   -------------
                                                                         137,275
                                                                   -------------
        Banks (2.53%):
           Bank One Corp. (d)                              10,000        406,300
           Northern trust Corp. (b)                           500         25,910
           Wells Fargo & Co. (b)                            4,000        209,600
                                                                   -------------
                                                                         641,810
                                                                   -------------
        Beverages (.42%):
           Anheuser Busch Cos.,Inc. (b)                     2,000        103,220
                                                                   -------------
        Biotechnologies (.49%):
           Amgen, Inc. (b)                                  2,500        119,075
                                                                   -------------
        Chemicals (1.35%):
           E.I. Dupont De Nemours & Co. (b)                 2,400        110,400
           Eastman Chemical Company (d)                     5,000        231,250
                                                                   -------------
                                                                         341,650
                                                                   -------------
        Communications Equipment (5.39%):
           Cisco Systems, Inc. (b)                          9,000        142,020
           Corning, Inc.                                   30,000        144,000
           Lucent Technologies, Inc. (d)                  160,000        744,000
           Motorola, Inc.                                  21,000        335,790
                                                                   -------------
                                                                       1,365,810
                                                                   -------------
        Computer Peripherals (9.53%):
           Dell Computer Corp. (b)                          5,800        155,730
           EMC Corp. (b)                                    4,500         32,625
           Hewlett Packard Co. (d)                         19,000        362,710
           International Business Machines (b)             11,600        933,220
           Microsoft Corp. (c)                             18,300        931,653
                                                                   -------------
                                                                       2,415,938
                                                                   -------------
        Diversified Financials (6.43%):
           American Express Co. (b)                         3,000        127,530
           Citigroup, Inc.                                 26,666      1,151,438
           J.P. Morgan Chase & Co. (b)                      1,400         50,330
           MBNA Corp. (b)                                   2,000         72,420
           Merrill Lynch & Co. (b)                          1,700         69,207
           Morgan Stanley Dean Witter & Co. (b)             3,500        159,110
                                                                   -------------
                                                                       1,630,035
                                                                   -------------
        Diversified Telecommunications (4.54%):
           A T & T Corp. (b)                                8,500        101,745
           Verizon Communications                          24,400      1,049,200
                                                                   -------------
                                                                       1,150.945
                                                                   -------------
        Electric Utilities (.35%)
           Dominion Resources, Inc. (b)                       600         38,868
           Southern Co. (b)                                 1,600         43,200
                                                                   -------------
                                                                          82,068
                                                                   -------------

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
                                                        NUMBER OF      MARKET
                                                         SHARES       VALUE (a)
                                                        ---------  -------------
        Electrical Equipment, Machinery
        and Supplies (9.50%):
           Emerson Electric Co. (b)                         1,000         57,850
           General Electric Co.                            30,000        934,200
           3M Corp. (b)                                     2,900        363,747
           Grainger (W.W.), Inc. (d)                       20,000      1,051,600
                                                                   -------------
                                                                       2,407,397
                                                                   -------------
        Electronics (9.51%):
           Solectron Corp.                                 40,000        323,200
           Zygo Corp.                                      75,000        983,250
           Intel Corp. (d)                                 40,000      1,104,800
                                                                   -------------
                                                                       2,411,250
                                                                   -------------
        Food Products (1.36%):
           Campbell Soup Co. (b)                            1,000         28,250
           Sara Lee Corp. (d)                              15,000        316,200
                                                                   -------------
                                                                         344,450
                                                                   -------------
        Health Care - Equipment & Supplies (.79%):
           Baxter Int'l, Inc. (b)                           1,300         69,810
           Medtronic, Inc. (b)                              2,700        124,605
                                                                   -------------
                                                                         194,415
                                                                   -------------
        Hotels, Restaurants & Leisure (.10%):
           Marriott Int'l., Inc. (b)                          500         20,220
                                                                   -------------
        Household Products (1.06%):
           Proctor & Gamble Co. (b)                         3,000        268,650
                                                                   -------------
        Machinery (2.93%):
           Caterpillar, Inc. (b)                              700         36,589
           Deere & Co. (d)                                 15,000        705,000
                                                                   -------------
                                                                         741,589
                                                                   -------------
        Media (.64%):
           Walt Disney Co. (b)                              5,000        114,550
           Gannett, Inc. (b)                                  600         45,480
                                                                   -------------
                                                                         160,030
                                                                   -------------
        Metals & Mining (.29%):
           Alcoa, Inc (b).                                  2,000         69,960
                                                                   -------------
        Multi-Utilities (.26%):
           Duke Energy Co. (b)                              2,000         64,020
                                                                   -------------
        Oil & Gas (5.56%):
           Chevron Texaco Corp. (b)                         1,500        130,875
           Exxon Mobil Corp. (b)                           32,000      1,277,760
                                                                   -------------
                                                                       1,408,635
                                                                   -------------
        Paper & Forest Products (2.76%):
           International Paper Co. (b)                      1,000         43,100
           Weyerheuser Co. (d)                             10,000        655,000
                                                                   -------------
                                                                         698,100
                                                                   -------------
        Personal Products (.36%):
           Gillette Co. (b)                                 2,500         88,925
                                                                   -------------
        Petroleum - Equipment & Service (0.38%)
           Halliburton Co. (d)                              5,000         92,750
                                                                   -------------
        Pharmaceuticals (8.16%):
           Bristol Myers Squibb Co. (b)                     5,000        155,600
           Johnson & Johnson (d)                           20,000      1,227,000
           Merck & Co., Inc.                               12,000        685,200
                                                                   -------------
                                                                       2,067,800
                                                                   -------------
        Printing & Publishing (2.71%)
           Banta Corp. (d)                                 20,000        686,000
                                                                   -------------

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
                                                        NUMBER OF      MARKET
                                                         SHARES       VALUE (a)
                                                        ---------  -------------
        Retail (2.96%):
           Sears Roebuck & Co. (b)                          1,000         59,050
           Home Depot, Inc. (b)                             5,100        212,619
           Walmart Stores, Inc. (b)                         8,800        476,080
                                                                   -------------
                                                                         747,749
                                                                   -------------
        Road & Rail (.16%)
           Union Pacific Corp. (b)                            600         36,744
                                                                   -------------
        Semi-Conductor Equipment & Products (.80%):
           Applied Materials, Inc. (b)                      4,000         88,720
           Texas Instruments, Inc. (b)                      4,000        114,680
                                                                   -------------
                                                                         203,400
                                                                   -------------
        Textiles & Apparel (.14%):
           Nike, Inc. (b)                                     600         32,250
                                                                   -------------
        Wireless telecommunications (.10%):
           AT&T Wireless Services, Inc. (b)                 2,700         21,897
                                                                   -------------
               Total common stock (cost $19,323,838)                  23,009,097
                                                                   -------------

    REPURCHASE AGREEMENT (9.45%):
           Agreement with State Street Bank, acquired on
           5/31/02, interest of $43, 0.65% due 6/3/02
               (cost $2,396,636) (e)                                   2,396,636
                                                                   -------------
    Total investment securities
        (cost $21,720,474) (f)                                        25,405,733
    Receivable from advisor                                               12,743
    Receivable for Fund shares sold                                          100
    Interest receivable                                                       43
    Prepaid expenses                                                      11,449
    Dividends receivable                                                  29,117
                                                                   -------------
        Total assets                                               $  25,459,185
                                                                   -------------

                         LIABILITIES
    Payable for shares of the Fund redeemed                               31,957
    Accrued investment advisory fees                                      13,296
    Accrued management administration fees                                 8,864
    Other accrued expenses                                                41,109
                                                                   -------------
        Total liabilities                                                 95,226
                                                                   -------------
    Net assets applicable to outstanding capital stock             $  25,363,959
                                                                   =============
    Represented by:
        Capital stock - authorized 10,000,000 shares of $.01
        par value per share; outstanding 2,026,045 shares                 20,260
        Capital surplus                                               21,646,013
        Undistributed net investment income                               12,427
        Unrealized appreciation of investments                         3,685,259
    Net assets applicable to outstanding capital stock             $  25,363,959
                                                                   =============
    Net asset value per share of outstanding capital stock                $12.52
                                                                   =============

See accompanying notes to investment securities list and financial statements.

                      NOTES TO INVESTMENT SECURITIES LIST:
                                  MAY 31, 2002

(a) Investment securities are valued by the procedures described in note 1 to the financial statements.
(b)  New holding in fiscal 2002.
(c)  Holding increased in fiscal 2002.
(d)  Holding decreased in fiscal 2002.
(e) Repurchase agreement which is collateralized by U.S. Government securities. Accrued interest shown represents interest due at the maturity of the repurchase agreement.
(f) At May 31,2002 the cost of securities for federal income tax purposes was $21,720,474, and the aggregate unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                           5,780,770
     Unrealized depreciation                                          (2,095,511)
                                                                   -------------
                                                                   $   3,685,259
                                                                   =============

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                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
    Income:
        Dividends                                                  $     152,741
                                                                   -------------
        Interest                                                          36,856
                                                                   -------------
           Total income                                                  189,597
                                                                   -------------
    Expenses (note 2):
        Investment advisory fees                                          81,771
        Management administration fees                                    54,514
        Shareholder notices and reports                                   12,740
        Auditing and tax services                                         12,033
        Custodian and portfolio accounting fees                           23,660
        Transfer agent, registrar and disbursing agent fees               35,634
        Legal services                                                     1,820
        Directors' fees                                                    5,005
        Federal and state registration fees and expenses                   9,100
        Other                                                              1,292
                                                                   -------------
           Total expenses                                                237,569
           Reimbursement from Advisor                                    (33,100)
                                                                   -------------
           Total net expenses                                            204,469
                                                                   -------------
           Investment income - net                                       (14,872)
                                                                   -------------
    Realized and unrealized gains from Investments - net:
        Net realized gains on securities
           transactions (note 3)                                       1,048,010
        Net change in unrealized appreciation
           or depreciation of investments                             (2,764,364)
                                                                   -------------
        Net gain (loss) on investments                                (1,716,354)
                                                                   -------------
        Net increase (decrease) in net assets resulting
           from operations                                         ($  1,731,226)
                                                                   =============

                       STATEMENT OF CHANGES IN NET ASSETS
                          SIX MONTHS ENDED MAY 31, 2002
                        AND YEAR ENDED NOVEMBER 30, 2001

                                                        MAY 31,2002     NOVEMBER 30
                                                                           2001
                                                       ------------    ------------
OPERATIONS:
    Net investment income                                   (14,872)   $    153,770
    Net realized gains on investments                     1,048,010          54,660
    Net change in unrealized appreciation
        or depreciation of investments                   (2,764,364)     (5,656,074)
                                                       ------------    ------------
    Net increase (decrease) in assets from
        operations                                       (1,731,226)     (5,447,644)
                                                       ------------    ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
    Net investment income                                        --        (147,930)
    Net realized gains on investments                            --         (84,488)
                                                       ------------    ------------
Total distributions                                              --        (232,418)
                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of 4,769 and
        19,641 shares, respectively                          62,605         291,227
    Net asset value of 0 and 16,072
        shares, respectively, issued in
        reinvestment of net investment income
        and net realized gain distributions                       0         214,095
    Payments for redemptions of 106,707
        and 456,428 shares, respectively                 (1,406,086)     (6,676,489)
                                                       ------------    ------------
    Increase (decrease) in net assets
        from capital share transactions,
        representing net increase (decrease)
        of 101,938 and 420,715 shares
        respectively                                     (1,343,481)     (6,171,167)
                                                       ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,074,707)    (11,851,229)
NET ASSETS:
    Beginning of period                                  28,438,666      40,289,895
                                                       ------------    ------------
    End of period (including undistributed
    net investment income of $12,427
    and $27,299, (respectively)                        $ 25,363,959    $ 28,438,666
                                                       ============    ============

FINANCIAL HIGHLIGHTS:
SELECTED PER SHARE HISTORICAL DATA WERE AS FOLLOWS:

                                                             SIX MONTHS
                                                               ENDED
                                                            MAY 31, 2002                     YEAR ENDED NOVEMBER 30
                                                            (UNAUDITED)     2001        2000        1999        1998         1997
                                                            -----------     ----        ----        ----        ----         ----
Net asset value, beginning of year                              13.36     $  15.81    $  16.93    $  16.34    $  16.55    $  16.08
                                                                          --------    --------    --------    --------    --------
Operations:
   Investment income - net                                          -          .07         .09         .12         .15         .18
   Net realized and unrealized gains (losses)
     on investments                                              (.84)       (2.41)      (1.09)       3.11         .72        2.08
                                                             --------     --------    --------    --------    --------    --------
Total from operations                                            (.84)       (2.34)      (1.00)       3.23         .87        2.26
                                                                          --------    --------    --------    --------    --------
Distributions to shareholders:
   From investment income - net                                     -         (.07)       (.09)       (.06)       (.15)       (.18)
   Excess distributions of net investment income                    -            -           -           -        (.03)          -
   From net realized gains                                          -         (.04)       (.03)      (2.58)       (.90)      (1.61)
                                                                          --------    --------    --------    --------    --------
Total distributions to shareholders                                 -         (.11)       (.12)      (2.64)      (1.08)      (1.79)
                                                                          --------    --------    --------    --------    --------
Net asset value, end of year                                 $  12.52     $  13.36    $  15.81    $  16.93    $  16.34    $  16.55
                                                                          ========    ========    ========    ========    ========
Total return*                                                   (6.22%)     (14.86%)     (5.92%)     19.85%       5.26%      14.08%
Net assets, end of year (000's omitted)                      $ 25,364     $ 28,439    $ 40,290    $ 41,638    $ 43,791    $ 46,006
Ratio of expenses to average daily net assets**                  1.50%        1.50%       1.40%       1.49%       1.47%       1.44%
Ratio of net investment income to average daily net assets       (.05%)        .46%        .42%        .70%        .90%       1.02%
Portfolio turnover rate                                            23%           1%         22%         25%         20%

* These are the Fund's total returns during the years, including reinvestment of all dividend and capital gain distributions without adjustments for sales charge.

** Total Fund expenses are contractually limited to 1.50% of average daily net assets. During the six months ended May 31, 2002 and the fiscal year ended November 30, 2001, the investment advisor waived $33,100 and $35,964, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses the ratio of expenses to average daily net assets would have been 1.75% and 1.61%, respectively, and the ratio of net investment income to average daily net assets would have been (.17)% and .35%, respectively.

                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2002
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     General Securities, Incorporated (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified open end management investment company. The Fund invests primarily in common stocks of companies believed to be undervalued.

     The significant accounting policies followed by the Fund are summarized as follows:

     INVESTMENTS IN SECURITIES

     Securities listed on national securities exchanges are valued on the basis of the last reported sale each day, or if no sale is made, at the mean of the last reported bid and asked price for such securities. Short-term securities are valued at amortized cost which approximates market value.

     Security transactions are recorded on the date securities are purchased or sold. Realized gains or losses and unrealized appreciation or depreciation of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest is recognized on the accrual basis.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES

     It is the Fund's policy to continue meeting the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to its shareholders in amounts which will relieve it from all, or substantially all, federal income and excise taxes. Therefore, the Fund does not provide for federal income or excise taxes.

     DISTRIBUTIONS

     Distributions to shareholders from investment income are made quarterly and realized capital gain distributions, if any, are made annually. These distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the Fund's capital stock.

     Due to the timing of dividend distributions, the fiscal year in which amounts are distributed for tax purposes may differ from the year that income or realized gains were recorded by the Fund.

     REPURCHASE AGREEMENTS

     Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market and value of the collateral is in excess of the repurchase agreement in the event of default.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Robinson Capital Management, Inc. is the Fund's investment advisor and administrator. As compensation for its services under the Investment Advisory Agreement, Robinson Capital is paid an investment management advisory fee, payable monthly, at an annual rate of 0.60% for average net assets up to and including $100 million, 0.35% for next $150 million of average net assets and 0.10% for net assets over $250 million. Robinson Capital is obligated to pay all Fund expenses (exclusive of brokerage expenses and fees, interest and any federal or state income taxes) which exceed 1.50% of the Fund's average net assets for any fiscal year on the first $100 million of average net assets, 1.25% of the Fund's average net assets for any fiscal year on the next $150 million of average net assets, and 1% of the Fund's average net assets for any fiscal year on average net assets in excess of $250 million. For managing the business affairs and providing certain shareholder services pursuant to the Management Agreement, the Fund pays Robinson Capital an administrative fee, payable monthly, at an annual rate of 0.40% of the average daily assets of the Fund, plus out-of-pocket expenses incurred. Robinson Capital may subcontract with other entities to provide certain shareholder servicing activities.

     Legal service fees were paid to a law firm in which the secretary of the Fund is a partner.

(3)  SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,711,116 and $5,965,907, respectively, for the six months ended May 31, 2002.

                               GENERAL SECURITIES
                                  INCORPORATED

           PRESIDENT  Craig H. Robinson

      VICE PRESIDENT  Mark D. Billeadeau

           SECRETARY  John R. Houston

           TREASURER  Renee A. Rasmusson

           DIRECTORS  M. Michelle Coady,
                         Chair
                      Gary D. Floss
                      David W. Preus
                      Charles Walton
                      Arnold M. Weimerskirch

  INVESTMENT MANAGER  Robinson Capital Management, Inc.

CUSTODIAN, REGISTRAR  State Street Corporation
 AND TRANSFER AGENT

     GENERAL COUNSEL  Robins, Kaplan, Miller & Ciresi L.L.P.

INDEPENDENT AUDITORS   KPMG LLP

     This report has been prepared primarily for the benefit of existing stockholders of the company and is not intended as an offer to sell the company's shares. When used otherwise, it must be accompanied or preceded by the current prospectus.

FOR FURTHER
INFORMATION ABOUT

                               GENERAL SECURITIES
                                  INCORPORATED

CONTACT:

ROBINSON CAPITAL MANAGEMENT, INC.
5100 EDEN AVENUE, SUITE 204
EDINA, MINNESOTA 55436
(952) 927-6799
800-577-9217

                               GENERAL SECURITIES
                                  INCORPORATED

                        ROBINSON CAPITAL MANAGEMENT, INC.
                           5100 EDEN AVENUE, SUITE 204
                             EDINA, MINNESOTA 55436
                                 (952) 927-6799
                                  800-577-9217